Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Summary of Assumptions Used to Estimate Fair Value of Warrants

The following table summarizes the assumptions used to estimate the fair value of the outstanding warrants during the years ended December 31, 2023, and 2022:

	December 31,
	2023	2022
Expected dividend yield	0%	-
Weighted-average expected volatility	70.52%	-
Weighted-average risk-free interest rate	4.50%	-
Expected life of warrants	5 years	-